U.S. BANK GLOBAL FUND SERVICES
615 East Michigan Street
Milwaukee, WI 53202

May 3, 2024

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

    Re:    WILSHIRE MUTUAL FUNDS, INC. (the “Company”)
        File Nos: 033-50390 & 811-07076
        Large Company Growth Portfolio (S000001045)
        Large Company Value Portfolio (S000001046)
        Small Company Growth Portfolio (S000001047)
        Small Company Value Portfolio (S000001048)
        Wilshire 5000 Index Fund (S000001049)
        Wilshire International Equity Fund (S000019534)
        Wilshire Income Opportunities Fund (S000053356)
        (each a “Fund” and collectively the “Funds”)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Company, on behalf of the Funds, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment for the Funds dated April 30, 2024 and filed electronically as Post-Effective Amendment No. 77 to the Funds' Registration Statement on Form N-1A on April 25, 2024.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at amber.kopp@usbank.com.

Sincerely,

/s/ Amber Kopp
Amber Kopp
U.S. Bank Global Fund Services
as Administrator for the Trust